SHAREHOLDERS' DEFICIT - Common Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 29, 2021 shares	Mar. 31, 2021 $ / shares shares
SHAREHOLDERS' DEFICIT
Percentage of shares issued and outstanding collectively own by initial shareholders		20.00%
Percentage of voting shares required in meeting		90.00%
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000
Founder Shares
SHAREHOLDERS' DEFICIT
Shares subject to forfeiture				0
Percentage of voting shares required in meeting	90.00%	90.00%
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000		200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	1,060,000	1,060,000
Common shares, shares outstanding (in shares)	1,060,000	1,060,000
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000	23,000,000
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000	23,000,000		23,000,000
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Common shares, shares issued (in shares)	1,060,000	1,060,000	1,060,000		1,060,000
Common shares, shares outstanding (in shares)	1,060,000	1,060,000	1,060,000		1,060,000
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	8,050,000	8,050,000	8,050,000		8,050,000
Common shares, shares outstanding (in shares)	8,050,000	8,050,000	8,050,000		8,050,000
Maximum shares subject to forfeiture	1,050,000	1,050,000
Percentage of shares issued and outstanding collectively own by initial shareholders	20.00%	20.00%
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Class B ordinary shares | Founder Shares
SHAREHOLDERS' DEFICIT
Shares subject to forfeiture				0
Common stock subject to redemption
SHAREHOLDERS' DEFICIT
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000